Provisions for Sundry Creditors (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Summary of Provisions for Sundry Creditors and Others
At December 31, 2025, 2024 and 2023, the provisions for sundry creditors and others are as follows:

	2025		2024	2023
Provision for plugging of wells (Note 12)	Ps.	126,608,358	115,514,750	61,117,106
Provision for trails in process (Note 27)	13,424,603		13,186,811	12,436,092
Provision for environmental costs	12,783,721		9,134,000	9,757,356
	Ps.	152,816,682	137,835,561	83,310,554

Summary of Allowance Account for Plugging of Wells, Trials in Progress and Environmental Costs
The following tables show the allowance account for plugging of wells, trials in progress and environmental costs:

	Plugging of wells
	2025		2024	2023
Balance at the beginning of the year	Ps.	115,514,750	61,117,106	66,699,388
Increase (decrease) capitalized in fixed assets	17,374,573		34,738,841	(920,616)
Unwinding of discount against income	7,816,800		9,126,600	4,638,600
Unrealized foreign exchange loss (gains)	(13,109,300)		12,013,300	(8,475,320)
Amount used	(988,465)		(1,481,097)	(824,946)
Balance at the end of the year	Ps.	126,608,358	115,514,750	61,117,106

	Trials in progress
	2025		2024	2023
Balance at the beginning of the year	Ps.	13,186,811	12,436,092	10,533,137
Additions against expenses	18,482,359		6,680,867	6,684,626
Provision cancellation	(17,939,697)		(6,115,426)	(4,901,474)
Amount used	(304,870)		185,278	119,803
Balance at the end of the year	Ps.	13,424,603	13,186,811	12,436,092

	Environmental costs
	2025		2024	2023
Balance at the beginning of the year	Ps.	9,134,000	9,757,356	11,914,160
Additions against expenses	4,592,195		1,654,921	487,036
Cancellation against expenses	(804,115)		(2,128,943)	(2,613,047)
Amount used	(138,359)		(149,334)	(30,793)
Balance at the end of the year	Ps.	12,783,721	9,134,000	9,757,356

Summary of provisions for plugging of wells
Moreover, the time of plugging depends on when the fields cease to have economically viable production rates, which, in turn, depends on the inherently uncertain future prices of oil and gas. Well plugging of works will be carried out as follows:

Year	Amount
2026	Ps.	613,082
2027	232,915
2028	2,697,143
2029	1,459,736
2030	4,102,872
More than five years	117,502,610
Total	Ps.	126,608,358